                                 Graubard Miller
                              The Chrysler Building
                              405 Lexington Avenue
                            NEW YORK, N.Y. 10174-1901
                                 (212) 818-8800

FACSIMILE:                                                    DIRECT DIAL NUMBER
(212) 818-8881                                                  (212) 818-8638

                                                              June 21, 2005

VIA EDGAR AND FEDERAL EXPRESS

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 3561
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Courtside Acquisition Corp.
                           Amendment No. 1 to Registration Statement on Form S-1
                           File No. 333-124380
                           Filed May 27, 2005

Dear Mr. Reynolds:

         On behalf of Courtside Acquisition Corp. ("Company"), we respond as follows to the Staff's comment letter received on June 20, 2005 relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 2 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 1 to the
Registration Statement. We are also delivering three (3) courtesy copies of such marked Amendment No. 2 to William Bennett. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the
Company's response to each comment immediately thereafter. Additionally, we have, where appropriate, indicated in the markings of the courtesy hard copies of the marked Amendment No. 2 where in such amendment our responses to the
Staff's comments are reflected.

NOTES TO FINANCIAL STATEMENTS

NOTE 2 - PROPOSED PUBLIC OFFERING, F-9

1.       WE NOTE YOUR DISCLOSURE REGARDING THE UNDERWRITER PURCHASE OPTION.
         PLEASE EXPAND YOUR DISCLOSURE TO DESCRIBE ALL OF THE MATERIAL TERMS OF
         THE OPTION, INCLUDING THE CONSIDERATION TO BE PAID BY THE UNDERWRITER,
         WHO HAS THE RIGHTS TO CONVERT (I.E. THE HOLDER OR THE COMPANY), AND THE
         EXERCISE FEATURE (I.E. PHYSICAL, NET CASH, OR NET SHARE SETTLEMENT,
         ETC.) CONTAINED IN THE OPTION.

         Note 2 to the Financial Statements currently indicates that the Company will issue to the representative ("Representative") of the underwriters an option ("UPO"), for $100, to purchase 600,000 units at an exercise price of
$7.50 per unit. We have revised Note 2 of the Financial Statements to disclose that such UPO may be exercised by the Representative for cash or on a "cashless"
basis, at the holder's option, such that the holder may use the appreciated value of the UPO (the difference between the exercise prices of the UPO and the underlying warrants and the market price of the units and underlying securities)
to exercise the UPO without the payment of any cash.

         If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                           Very truly yours,

                                           /s/ Jeffrey M. Gallant

                                            Jeffrey M. Gallant

cc:  Richard D. Goldstein
     Bruce M. Greenwald
     David M. Nussbaum
     Steven Levine
     Richard Gilden, Esq.